Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 229,931	$ 211,845
Restricted cash (Note 1)	150	0
Margin deposits (Note 16)	11,979	10,825
Inventories (Note 4)	15,393	14,217
Fair value of derivatives (Notes 16 and 18)	22	268
Insurance claims receivable	3,847	4,785
Vessel held for sale (Note 5)	12,600	0
Prepayments and other assets	31,920	24,668
Total current assets	323,940	293,649
FIXED ASSETS, NET:
Vessels, net (Note 5)	529,570	565,547
Total fixed assets, net	529,570	565,547
NON-CURRENT ASSETS:
Deferred charges, net (Note 6)	21,089	18,357
Operating leases, right-of-use assets (Note 8)	34,789	41,667
Restricted cash, non-current (Note 1)	4,700	3,650
Total assets	920,809	929,423
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 7)	16,369	14,995
Operating lease liabilities, current portion (Note 8)	16,699	39,155
Accrued liabilities	6,066	9,732
Unearned revenue (Note 9)	14,045	11,911
Fair value of derivatives (Notes 16 and 18)	1,059	825
Other current liabilities	13,234	15,385
Total current liabilities	97,374	123,176
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 7)	121,512	140,599
Operating lease liabilities, non-current portion (Note 8)	17,622	0
Other non-current liabilities	1,551	0
Total non-current liabilities	140,685	140,599
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock (par value $0.0001, 100,000,000 preferred shares authorized, as of December 31, 2025 and June 30, 2026. 235 Series B Preferred shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively) (Note 11)	0	0
Common stock (par value $0.0001, 1,000,000,000 common shares authorized as of December 31, 2025 and June 30, 2026. 24,362,000 and 24,483,018 shares issued; and 24,180,472 and 24,301,490 shares outstanding as of December 31, 2025 and June 30, 2026, respectively) (Note 11)	2	2
Additional paid-in capital	704,991	702,992
Accumulated deficit	(22,243)	(37,346)
Total stockholders’ equity	682,750	665,648
Total liabilities and stockholders’ equity	920,809	929,423
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	13,947	22,597
NON-CURRENT ASSETS:
Accounts receivable, non-current	5,671	5,503
CURRENT LIABILITIES:
Accounts payable	23,436	26,028
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	4,151	4,444
NON-CURRENT ASSETS:
Accounts receivable, non-current	1,050	1,050
CURRENT LIABILITIES:
Accounts payable	$ 6,466	$ 5,145